Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	512,526	52,399,054
Replenishment	16,886	2,289,856
Repurchased	(8,423)	(1,040,584)
Redemptions	(1,503)	(173,228)
Losses	(29)	(1,156)
Capitalised Interest	0	2,985	( * see below )
Other Movements	0	0
Carried Forward	519,457	53,476,927

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,848,396	172,425,212
Repurchased	(603,713)	(52,490,300)
Redemptions	(839,784)	(73,133,914)
Losses	(633)	(15,452)
Capitalised Interest	0	292,167	( * see above )
Other Movements	0	0
Carried Forward	519,457	53,476,927

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	0.33%	3.90%
3 Month	3.63%	13.76%
12 Month	19.54%	19.54%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.99%	20.62%
3 Month	3.75%	12.66%
12 Month	14.95%	14.95%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.32%	24.52%
3 Month	7.38%	26.41%
12 Month	34.49%	34.49%

Asset Profiles
Weighted Average Seasoning	38.42	months
Weighted Average Loan size	£102,947.75
Weighted Average LTV	66.64%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI)ax HPI)	63.48%		Original Loan and Indexed Original Valuation	71.97%
Weighted Average Indexed LTV (Nationwide HPI)onwide HPI)	64.09%		Original Loan and Indexed Original Valuation	72.81%
Weighted Average Remaining Term	17.64	Years

Product Type Analysis	£000's	%
Variable Rate	12,501,092	23.38%
Fixed Rate	25,379,284	47.46%
Tracker Rate	15,596,550	29.17%
	53,476,927	100.00%

As at 09 March 2009 approximately 16.29% of the loans were flexible loans

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,957,293	7.40%
Interest Only	21,765,109	40.70%
Repayment	27,754,525	51.90%
	53,476,927	100.00%

As at 09 March 2009 approximately 35.04% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	28,545,984	53.38%
Remortgage	24,930,943	46.62%
	53,476,927	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%
01 November 2008	6.94%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,410	1,801,743	3.37%
East Midlands	27,315	2,349,300	4.39%
Greater London	90,343	12,396,305	23.18%
North	20,379	1,473,197	2.75%
North West	60,212	4,906,619	9.18%
Scotland	30,801	2,266,632	4.24%
South East	140,176	16,779,540	31.38%
South West	42,734	4,347,477	8.13%
Wales	24,077	1,876,610	3.51%
West Midlands	31,476	2,727,048	5.10%
Yorkshire and Humberside	32,151	2,521,638	4.72%
Unknown	383	30,818	0.06%
Total	519,457	53,476,927	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	43,501	1,646,629	3.08%	39.08
25.01 - 50.00	134,224	9,464,380	17.70%	41.47
50.01 - 75.00	199,497	23,118,713	43.23%	38.20
75.01 - 80.00	27,415	3,839,736	7.18%	34.77
80.01 - 85.00	39,811	6,101,579	11.41%	32.04
85.01 - 90.00	49,882	7,229,398	13.52%	34.90
90.01 - 95.00	25,127	2,076,492	3.88%	64.22
Total	519,457	53,476,927	100.00%	38.42

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	501,951	51,453,592	1,048	96.27%
1.00 - 1.99 months	8,634	1,019,929	6,753	1.91%
2.00 - 2.99 months	3,356	357,249	4,469	0.67%
3.00 - 3.99 months	1,627	176,112	2,955	0.33%
4.00 - 4.99 months	963	103,481	2,191	0.19%
5.00 - 5.99 months	603	65,747	1,665	0.12%
6.00 -11.99 months	1,531	169,555	5,906	0.32%
12 months and over	454	55,726	3,184	0.10%
Properties in Possession	338	44,291	3,074	0.08%
Total	519,457	53,445,682	31,245	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	43,808,029	8,591,025
Replenishment of Assets	0	2,289,856
Acquisition by Funding	0	0
Distribution of Principal Receipts	0	(1,213,812)
Allocation of Losses	(967)	(189)
Share of Capitalised Interest	2,496	489
Payment Re Capitalised Interest	(2,496)	2,496
Balance Carried Forward	43,807,062	9,669,865

Carried Forward Percentage	81.91769%	18.08231%

Minimum Seller Share	3,621,650	6.77%

Cash Accumulation Ledger
	£000's
Brought Forward	343,827
Additional Amounts Accumulated	967
Payment of Notes	0
Carried Forward	344,794

Target Balance	342,000	payable on 15th April 2009

	342,000

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/01/09	1.8205%
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%
Quarter to 15/04/08	0.3174%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Reserve Funds	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/01/09	£830,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/01/09	£830,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	1.88%	0.00%	0.00%	0.00%
Percentage of Funding Share	1.89%	0.00%	0.00%	0.00%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	41,088,280	8.82%
AA Notes Outstanding	1,296,825	5.88%
A Notes Outstanding	464,856	4.83%
BBB Notes Outstanding	1,111,385	2.31%
BB Notes Outstanding	190,000	1.88%
Total	44,151,346

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Stock
	Current Period
	Number	£000's
Brought Forward	354	47,868
Repossessed in Period	59	16,365
Sold in Period	(75)	(16,868)
Carried Forward	338	47,365

	Cumulative
	Number	£000's
Repossessed to date	2,717	475,524
Sold to date	(2,379)	(428,159)
Carried Forward	338	47,365

Repossession Sales Information
Average time Possession to Sale	108	Days
Average arrears at time of Sale	£7,014

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates. *

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	2.26625%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	2.26625%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	2.61200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	2.26625%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	2.26625%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	2.61200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	2.61200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	2.26625%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	2.61200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	2.26625%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	2.61200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	2.26625%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	1.09438%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	2.26625%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	1.09438%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	1.09438%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	1.09438%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	2.61200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	2.26625%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	2.26625%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	2.61200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	2.26625%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	1.09438%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	2.61200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	2.26625%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	2.61200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	2.26625%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	2.26625%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	1.09438%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.97143%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	1.09438%	0.05%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	1.09438%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	2.61200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	2.26625%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	1.09438%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	2.61200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	2.26625%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	1.09438%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	2.26625%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	2.61200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	2.26625%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	1.09438%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	2.73800%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	2.73800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£2,000,000,000	3.03139%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	3.03139%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	1.66715%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	3.03139%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	3.03139%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	3.03139%	0.90%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-	-
08Q2	-	221	-	388	-	600	715	-	-	-
08Q3	-	221	-	388	-	-	715	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
09Q1	-	-	-	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-	600
10Q2	-	-	453	-	-	386	1,664	-	-	500
10Q3	250	-	600	-	-	-	-	-	-	900
10Q4	-	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 February 2009 to 09 March 2009

All values are in thousands of pounds sterling unless otherwise stated